Document and Entity Information	0 Months Ended
Nov. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 29, 2013
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Nov. 25, 2013
Document Effective Date	Nov. 29, 2013
Prospectus Date	Nov. 29, 2013